Financial instruments	3 Months Ended
Mar. 31, 2018
Financial instruments
Financial instruments

6. Financial instruments

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy.

	Carrying amount					Fair Value
				Other	Total
	FVTPL	FVOCI	At amortized cost	financial	carrying
3/31/2018				liabilities	amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Non-current assets
Derivative financial instruments	1,293	--	--	--	1,293	--	1,293	--	1,293
Equity securities	--	5	--	--	5	--	--	5	5

Current assets
Bond funds	--	17,688	--	—	17,688	17,688	—	—	17,688

Financial assets not measured at fair value
Current assets
Cash and cash equivalents	--	--	3,140	--	3,140	3,140	--		3,140
Trade and other receivables	--	--	4,802	--	4,802	--	--	--	--

Financial liabilities not measured at fair value
Non-current liabilities
Long-term debt	--	--	--	16,271	16,271	--	15,199	--	15,199
Finance lease obligation	--	--	--	94	94	--	89	--	89

Current liabilities
Bank overdraft	--	--	--	—	—	—	—	—	—
Long-term debt	--	--	--	800	800	—	788	—	788
Finance lease obligation	--	--	--	254	254	—	255	—	255
Trade payables	--	--	--	2,841	2,841	—	—	—	—

12/31/2017	A financial asset or financial liability at fair value through profit or loss	Held-to-maturity investments	Available‑for‑sale investments	Loans and receivables	Financial liabilities measured at amortized cost	Fair Value	Level
Assets

Non-current assets
Equity securities	--	--	5	--	--	5	Level 3
Derivative financial instruments	352	--	--	--	--	352	Level 2
Current assets
Bond funds	--	--	14,044	--	--	14,044	Level 1
Cash and cash equivalents	--	--	--	7,569	--	7,569	Level 1

Liabilities

Non-current liabilities
Long-term debt	--	--	--	--	16,242	15,119	Level 2
Finance lease obligation	--	--	--	--	171	163	Level 2
Current liabilities
Bank overdraft	--	--	--	--	58	58
Long-term debt	--	--	--	--	796	787	Level 2
Finance lease obligation	--	--	--	--	308	310	Level 2

The fair value of the Company’s investments in the bond funds was determined based on the unit prices quoted by the fund management company.

The fair value of long-term debt was determined using discounted cash flow models based on the relevant forward interest rate yield curves. The fair value of finance lease obligations was determined using discounted cash flow models on market interest rates available to the Company for similar transactions at the relevant date.

Due to their short maturity and the current low level of interest rates, the carrying amounts of credit lines and bank overdrafts approximate fair value.